Selling and marketing expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	$ (110,541)	$ (209,092)	$ (226,262)	$ (153,188)
Selling and Marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Advertising costs		(200,824)	(218,351)	(146,449)
Employee benefits expenses		(6,770)	(7,387)	(6,225)
Depreciation and amortization		(1,498)	(524)	(514)
Selling and marketing expenses		$ (209,092)	$ (226,262)	$ (153,188)